Other liabilities - Future amortization of unfavorable contracts (Details) - Unfavorable contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities [Line Items]
Weighted average remaining amortization period	7 years 9 months
2019	$ (1)
2020	(1)
2021	(1)
2022	(1)
2023 and after	(4)
Total	$ (8)	$ (27)	$ (66)